Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Pre-production tooling	$ 3,094	$ 3,094	$ 2,775
Machinery and equipment	125	125	243
Leasehold improvements	113	113	113
Furniture and fixtures	25	25	25
Software and technology development asset	13	13	0
Property, Plant and Equipment, Gross, Total	3,370	3,370	3,156
Less: Accumulated depreciation	(2,787)	(2,044)	(966)
Total property and equipment, net	$ 583	$ 1,326	$ 2,190